INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

Significant components of our deferred tax assets and deferred tax liabilities consist of the following:

	March 31, 2024	March 31, 2023
Deferred Tax Assets:
Net operating loss carryforwards	$2,375,300	$2,313,000
Valuation allowance	(2,375,300)	(2,313,000)
Net deferred tax assets	$—	$—